Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
27.	SUBSEQUENT EVENTS

On February 6, 2019, the Company announced it has signed an agreement to acquire a majority stake in Swedish silicon carbide (SiC) wafer manufacturer Norstel AB (“Norstel”). The Company will acquire 55% of Norstel’s share capital, with an option to acquire the remaining 45% subject to certain conditions, which, if exercised, will result in total consideration of $137.5 million, funded with available cash.